INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2011.

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Market Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Market Value
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$45,757	$433	$0	$46,190
Mortgage-backed securities	90	2	0	92	1,344,015	21,394	(2,031)	1,363,378
Obligations of state and other political subdivisions	2,574	227	0	2,801	9,270	121	(5)	9,386
Other securities	0	0	0	0	22,448	530	(86)	22,892
Total	$2,664	$229	$0	$2,893	$1,421,490	$22,478	$(2,122)	$1,441,846

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2010.

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
U.S. Treasuries	$13,959	$390	$(18)	$14,331	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	105,028	957	0	105,985
Mortgage-backed securities	118	4	0	122	775,867	15,513	(2,630)	788,750
Obligations of state and other political subdivisions	3,329	284	0	3,613	13,708	207	(91)	13,824
Other securities	0	0	0	0	9,943	614	(6)	10,551
Total	$17,406	$678	$(18)	$18,066	$904,546	$17,291	$(2,727)	$919,110

Summary of Investment Securities by Estimated Maturity
The following is a summary of investment securities by estimated maturity as of December 31, 2011.

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$294	$296	$38,331	$38,619
Due after one year through five years	1,329	1,392	836,507	853,883
Due after five years through ten years	197	230	170,743	172,523
Due after ten years	844	975	375,909	376,821
Total	$2,664	$2,893	$1,421,490	$1,441,846

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables present the age of gross unrealized losses and associated fair value by investment category.

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mortgage-backed securities	$343,883	$1,938	$29,562	$93	$373,445	$2,031
Obligations of state and other political subdivisions	0	0	2,278	5	2,278	5
Other securities	9,133	86	17	0	9,150	86
Total	$353,016	$2,024	$31,857	$98	$384,873	$2,122

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
U.S. Treasuries	$2,334	$18	$0	$0	$2,334	$18
Mortgage-backed securities	280,445	2,538	1,336	92	281,781	2,630
Obligations of state and other political subdivisions	0	0	2,194	91	2,194	91
Other securities	2,217	6	17	0	2,234	6
Total	$284,996	$2,562	$3,547	$183	$288,543	$2,745